                                                                                                                                    May 30, 2013

Securities an Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

Dreyfus Institutional Preferred Money Market Funds

-          Dreyfus Institutional Preferred Money Market Fund

-          Dreyfus Institutional Preferred Plus Money Market Fund

            File No. 811-8211

Dear Sir/Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Fund for the Annual period ended March 31, 2013.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6858. Thanks you.

                                                                                                Very truly yours,

                                                                                                /s/Monica Giron

                                                                                                Monica Giron

                                                                                                Paralegal